Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Standardized Measure of Future Net Cash Flows Relating to Proved Reserves (Detail)
₨ in Millions, $ in Millions
	3 Months Ended	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows					₨ 161,541	$ 2,481	₨ 165,148	₨ 212,729
Future production costs					(83,517)	(1,283)	(93,326)	(127,002)
Future development costs					(22,648)	(348)	(16,485)	(22,492)
Future income tax expenses					(3,528)	(54)	(1,375)	(710)
Undiscounted future net cash flows					51,848	796	53,962	62,525
10 percent midyear annual discount for timing of estimated cash flows					(5,533)	(85)	(6,469)	(8,075)
Standardized measure of discounted future net cash flows	₨ 157,369	₨ 47,493	$ 729	₨ 54,450	46,315	$ 712	47,493	54,450
Beginning balance	157,369	47,493	729	54,450
Sales and transfers of oil and gas, net of production cost	(40,465)	(55,317)	(850)	(41,355)
Development cost incurred	8,910	8,388	129	10,341
Net change due to purchases and sales of minerals in place	(135,831)	15,257	234	7,644
Net change due to extensions, discoveries and improved recovery less related costs		4,075	63
Net change due to revisions in quantity estimates	20,538	25,035	385	9,377
Net change in prices, transfer prices and in production cost	(135,831)	15,257	234	7,644
Changes in estimated future development costs	19,030	(1,785)	(27)	2,059
Accretion of discount	17,060	4,887	75	5,517
Net change in income taxes	7,839	(1,718)	(26)	(540)
Timing	0	0	0	0
Ending balance	54,450	46,315	$ 712	47,493
India [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows					161,541		165,148	212,729
Future production costs					(83,517)		(93,326)	(127,002)
Future development costs					(22,648)		(16,485)	(22,492)
Future income tax expenses					(3,528)		(1,375)	(710)
Undiscounted future net cash flows					51,848		53,962	62,525
10 percent midyear annual discount for timing of estimated cash flows					(5,533)		(6,469)	(8,075)
Standardized measure of discounted future net cash flows	157,369	47,493		54,450	₨ 46,315		₨ 47,493	₨ 54,450
Beginning balance	157,369	47,493		54,450
Sales and transfers of oil and gas, net of production cost	(40,465)	(55,317)		(41,355)
Development cost incurred	8,910	8,388		10,341
Net change due to purchases and sales of minerals in place	(135,831)	15,257		7,644
Net change due to extensions, discoveries and improved recovery less related costs		4,075
Net change due to revisions in quantity estimates	20,538	25,035		9,377
Net change in prices, transfer prices and in production cost	(135,831)	15,257		7,644
Changes in estimated future development costs	19,030	(1,785)		2,059
Accretion of discount	17,060	4,887		5,517
Net change in income taxes	7,839	(1,718)		(540)
Timing	0	0		0
Ending balance	54,450	46,315		47,493
Sri Lanka [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Timing	0	0		0
South Africa [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Timing	₨ 0	₨ 0		₨ 0